Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Commissions	$ 18,789	$ 18,048
Advances from customers and deferred revenues	7,199	12,825
Accrued employee compensation and related benefits	10,506	11,941
Accrued warranty costs	3,041	3,161	$ 3,161	$ 3,265
Government institutions and income tax payable	2,844	7,991
Accrued expenses	1,884	1,570
Operating lease obligations	1,266	1,297
Total other current liabilities	$ 45,529	$ 56,833